Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, £ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)	Jul. 13, 2015 GBP (£)
Indian tax cases | Vodafone India Services Private Limited
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner				€ 471,000
Percentage of penalty			300.00%	300.00%	300.00%
Tax liability			€ 239	€ 239
Interest payable			628	€ 628
Deposit amount with tax authorities | £						£ 20
Phones 4U in Administration v Vodafone Limited and Vodafone Group Plc and Others
Contingent liabilities and legal proceedings - Conti
Approximate of disputed amount | £					£ 1,000
Iliad v Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Value of claim		€ 500
Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Value of claim	€ 330
Netherlands tax case | Vodafone Europe BV
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner			€ 267